Condensed Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022
Statement of comprehensive income [abstract]
Net earnings		$ 141,448		$ 149,074		$ 252,839		$ 306,542
Items that will not be reclassified to net earnings
Loss on LTIs	[2]	(53,083)	[1]	(33,874)	[3]	(8,429)	[3]	(33,784)	[3]
Income tax recovery related to LTIs		6,044		349		2,090		155
Total other comprehensive loss		(47,039)	[4]	(33,525)	[4]	(6,339)		(33,629)
Total comprehensive income		$ 94,409		$ 115,549		$ 246,500		$ 272,913

[1]	Fair Value Gains (Losses) are reflected as a component of Other Comprehensive Income (“OCI”).
[2]	LTIs = long-term investments – common shares held.
[3]	Fair Value Gains (Losses) are reflected as a component of OCI.
[4]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.